Debt - Baseball term debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2017	Aug. 31, 2016	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Outstanding borrowings			$ 538,695	$ 541,966	$ 696,703
Unamortized debt issuance costs			4,118	3,925	3,201
Permanent Placement Note
Debt
Carrying amount of debt		$ 200,000
Interest rate (in percent)		3.77%
Principal and Interest payment		$ 6,400
Outstanding borrowings			167,100	170,100	176,100
Unamortized debt issuance costs			$ 1,500	$ 1,600	1,700
Floating Rate Note
Debt
Carrying amount of debt	$ 75,000
Outstanding borrowings					55,100
Unamortized debt issuance costs					$ 357
Principal payment	$ 1,200
Floating Rate Note | Three Month LIBOR
Debt
Interest rate basis	three-month LIBOR
Margin/spread on interest rate (in percent)	1.70%